    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2005

                                                              FILE NO. 333-87632
                                                              FILE NO. 811-07974

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 18

                                   ----------

                                   FARM BUREAU
                              LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                                   FARM BUREAU
                             LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
          (Address and Telephone Number of Principal Executive Office)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b);

     / / ON MAY 1, 2004 PURSUANT TO PARAGRAPH (b);

     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1);

     /X/ ON MAY 1, 2005 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

     SECURITIES BEING OFFERED: NONPARTICIPATING VARIABLE ANNUITY CONTRACTS

================================================================================

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

                                   May 1, 2005


Farm Bureau Life Insurance Company (the "Company") is offering the nonparticipating variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:

American Century(R)
   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth
 Fund, Inc.
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio
Fidelity Variable Insurance Products Funds
   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP High Income Portfolio--Service Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance Products Trust
   Franklin Real Estate Fund--Class 2
   Franklin Small Cap Fund--Class 2
   Franklin Small Cap Value Securities Fund--Class 2
   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   NASDAQ-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004. The MCG Subaccount is available for investment to any owner whose Contract was issued on or before April 30, 2004 ("Existing Owner"). Existing Owners may continue to allocate premium payments to and make transfers from the other Subaccounts and the Declared Interest Option to the MCG Subaccount. Existing Owners may also continue to make transfers from the MCG Subaccount to the other Subaccounts and the Declared Interest Option.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                       Farm Bureau Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

TABLE OF CONTENTS


                                                                              PAGE
                                                                           ----------
DEFINITIONS                                                                         3
FEE TABLES                                                                          5
SUMMARY OF THE CONTRACT                                                            12
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                        14
     Farm Bureau Life Insurance Company                                            14
     Iowa Farm Bureau Federation                                                   15
     IMSA                                                                          15
     Farm Bureau Life Annuity Account                                              15
     Investment Options                                                            15
     Addition, Deletion or Substitution of Investments                             22
DESCRIPTION OF ANNUITY CONTRACT                                                    23
     Issuance of a Contract                                                        23
     Premiums                                                                      23
     Free-Look Period                                                              23
     Allocation of Premiums                                                        24
     Variable Accumulated Value                                                    24
     Transfer Privilege                                                            25
     Partial Withdrawals and Surrenders                                            28
     Transfer and Withdrawal Options                                               29
     Death Benefit Before the Retirement Date                                      31
     Proceeds on the Retirement Date                                               33
     Payments                                                                      34
     Electronic Transactions                                                       34
     Modification                                                                  34
     Reports to Owners                                                             35
     Inquiries                                                                     35
     Change of Address                                                             35
THE DECLARED INTEREST OPTION                                                       35
     Minimum Guaranteed and Current Interest Rates                                 35
     Transfers From Declared Interest Option                                       36
CHARGES AND DEDUCTIONS                                                             36
     Surrender Charge (Contingent Deferred Sales Charge)                           36
     Annual Administrative Charge                                                  37
     Transfer Processing Fee                                                       37
     Mortality and Expense Risk Charge                                             38
     Incremental Death Benefit Rider                                               38
     Investment Option Expenses                                                    38
     Premium Taxes                                                                 38
     Other Taxes                                                                   38
PAYMENT OPTIONS                                                                    38
     Description of Payment Options                                                39
     Election of Payment Options and Annuity Payments                              40
YIELDS AND TOTAL RETURNS                                                           43
FEDERAL TAX MATTERS                                                                44
     Introduction                                                                  44
     Tax Status of the Contract                                                    45
     Taxation of Annuities                                                         46
     Transfers, Assignments or Exchanges of a Contract                             47

                                                                              PAGE
                                                                           ----------
     Withholding                                                                   48
     Multiple Contracts                                                            48
     Taxation of Qualified Contracts                                               48
     Possible Charge for the Company's Taxes                                       50
     Other Tax Consequences                                                        50
DISTRIBUTION OF THE CONTRACTS                                                      51
LEGAL PROCEEDINGS                                                                  52
VOTING RIGHTS                                                                      52
FINANCIAL STATEMENTS                                                               52
CALCULATING VARIABLE ANNUITY PAYMENTS                                      Appendix A
CONDENSED FINANCIAL INFORMATION                                            Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Farm Bureau Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Farm Bureau Life Insurance Company.

CONTRACT: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

WRITTEN NOTICE: A written request or notice signed by the owner on a form satisfactory to the Company which the Company receives at our Home Office.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                              GUARANTEED
OWNER TRANSACTION EXPENSES                                  MAXIMUM CHARGE    CURRENT CHARGE
--------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                       7%                7%
Transfer Processing Fee(2)                                  $           25    $           10

(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

     The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                              GUARANTEED
PERIODIC CHARGES                                            MAXIMUM CHARGE    CURRENT CHARGE
--------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                             $           45    $           30
Separate Account Annual Expenses (as a percentage
of average variable accumulated value)
Mortality and Expense Risk Charge                                     1.25%             1.25%
Total Separate Account Annual Expenses                                1.25%             1.25%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

PERIODIC CHARGES                                              GUARANTEED
(OPTIONAL BENEFIT RIDERS ONLY)                              MAXIMUM CHARGE    CURRENT CHARGE
--------------------------------------------------------------------------------------------
Incremental Death Benefit Rider Charge(4)
(as a percentage of Accumulated Value)                            0.30%            0.15%(5)

(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary.

(5) The current charge for issue ages 66-75 is 0.30%.

The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

EXPENSE INFORMATION TO BE UPDATED BY AMENDMENT


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(5)


                                                                                     MINIMUM    MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                 ___%       ___%
Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(6)                                                               ___%       ___%



(5) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                                                     MINIMUM    MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                 ___%       ___%


(6) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Five Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

EXPENSE INFORMATION TO BE UPDATED BY AMENDMENT


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                 TOTAL EXPENSES
                                                                     (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                   CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY      OTHER     12b-1    FEE WAIVERS AND    FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                  FEE      EXPENSES     FEE     REIMBURSEMENTS)    REIMBURSEMENT      REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------
American Century
  VP Ultra(R) Fund                   ___%        ___%     ___%               ___%             ___%                  ___%(1)(2)
  VP Vista Fund                      ___%        ___%     ___%               ___%             ___%                  ___%(1)

Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class                        ___%        ___%     ___%               ___%             ___%                  ___%
  VIF Developing
  Leaders Portfolio--
  Initial Share Class                ___%        ___%     ___%               ___%             ___%                  ___%
  VIF Disciplined
  Stock Portfolio--
  Initial Share Class                ___%        ___%     ___%               ___%             ___%                  ___%
  VIF Growth and
  Income Portfolio--
  Initial Share Class                ___%        ___%     ___%               ___%             ___%                  ___%
  VIF International
  Equity Portfolio--
  Initial Share Class                ___%        ___%     ___%               ___%             ___%                  ___%
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class                        ___%        ___%     ___%               ___%             ___%                  ___%

EquiTrust Variable
Insurance Series Fund
  Blue Chip Portfolio                ___%        ___%     ___%               ___%             ___%                  ___%
  High Grade
  Bond Portfolio                     ___%        ___%     ___%               ___%             ___%                  ___%
  Managed Portfolio                  ___%        ___%     ___%               ___%             ___%                  ___%
  Money Market
  Portfolio                          ___%        ___%     ___%               ___%             ___%                  ___%
  Strategic Yield
  Portfolio                          ___%        ___%     ___%               ___%             ___%                  ___%
  Value Growth
  Portfolio                          ___%        ___%     ___%               ___%             ___%                  ___%

                                                                 TOTAL EXPENSES
                                                                     (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                   CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY      OTHER     12b-1    FEE WAIVERS AND    FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                  FEE      EXPENSES     FEE     REIMBURSEMENTS)    REIMBURSEMENT      REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Funds
  VIP Contrafund
  Portfolio--
  Initial Class                      ___%        ___%     ___%               ___%             ___%                  ___%(3)
  VIP Growth
  Portfolio--
  Initial Class                      ___%        ___%     ___%               ___%             ___%                  ___%(3)
  VIP Growth &
  Income Portfolio--
  Initial Class                      ___%        ___%     ___%               ___%             ___%                  ___%
  VIP High Income
  Portfolio--
  Service Class 2                    ___%        ___%     ___%               ___%             ___%                  ___%
  VIP Index 500
  Portfolio--
  Initial Class                      ___%        ___%     ___%               ___%             ___%                  ___%(4)
  VIP Mid Cap
  Portfolio--
  Service Class 2                    ___%        ___%     ___%               ___%             ___%                  ___%(3)
  VIP Overseas
  Portfolio--
  Initial Class                      ___%        ___%     ___%               ___%             ___%                  ___%(3)

Franklin Templeton
  Franklin Real
  Estate Fund--
  Class 2                            ___%        ___%     ___%               ___%             ___%                  ___%(5)(6)
  Franklin Small
  Cap Fund--Class 2                  ___%        ___%     ___%               ___%             ___%                  ___%(6)(7)
  Franklin Small
  Cap Value
  Securities Fund--
  Class 2                            ___%        ___%     ___%               ___%             ___%                  ___%(6)(7)
  Franklin
  U.S. Government
  Fund--Class 2                      ___%        ___%     ___%               ___%             ___%                  ___%(5)(6)
  Mutual Shares
  Securities Fund--
  Class 2                            ___%        ___%     ___%               ___%             ___%                  ___%(6)(7)
  Templeton Growth
  Securities Fund--
  Class 2                            ___%        ___%     ___%               ___%             ___%                  ___%(5)(6)

J.P. Morgan Series
Trust II
  JPMorgan Mid
  Cap Value Portfolio                ___%        ___%     ___%               ___%             ___%                  ___%(8)(9)
  JPMorgan Small
  Company Portfolio                  ___%        ___%     ___%               ___%             ___%                  ___%

                                                                 TOTAL EXPENSES
                                                                     (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                   CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY      OTHER     12b-1    FEE WAIVERS AND    FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                  FEE      EXPENSES     FEE     REIMBURSEMENTS)    REIMBURSEMENT      REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------
Summit Pinnacle Series
  Nasdaq-100
  Index Portfolio                    ___%        ___%     ___%               ___%             ___%                  ___%(10)
  Russell 2000
  Small Cap Index
  Portfolio                          ___%        ___%     ___%               ___%             ___%                  ___%(10)
  S&P MidCap
  400 Index Portfolio                ___%        ___%     ___%               ___%             ___%                  ___%(10)

T. Rowe Price Equity
Series, Inc.
  Equity Income
  Portfolio                          ___%        ___%     ___%               ___%             ___%                  ___%(11)
  Mid-Cap
  Growth Portfolio                   ___%        ___%     ___%               ___%             ___%                  ___%(11)
  New America
  Growth Portfolio                   ___%        ___%     ___%               ___%             ___%                  ___%(11)
  Personal Strategy
  Balanced Portfolio                 ___%        ___%     ___%               ___%             ___%                  ___%(11)(12)

T. Rowe Price International
Series, Inc.
  International
  Stock Portfolio                    ___%        ___%     ___%               ___%             ___%                  ___%(11)


(1) The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund, except broker commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.

(2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.


(3) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio ____%, Growth Portfolio ___%, Mid Cap Portfolio ___% and Overseas Portfolio ___%.

(4) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed ___%. Including this reimbursement, the management fee, other expenses and total expenses were ___%, ___% and ___%, respectively. This arrangement may be discontinued by the Fund's manager at any time.


(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.


(7) For the Franklin Small Cap Fund and Franklin Small Cap Value Securities Fund, the manager had agreed in advance to make estimated reductions of ___% and ___%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton Money Fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Including these reductions, total expenses presented in the preceding table would have been ___% and ___%, respectively.

(8) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed ___% of its average daily net assets through ______, 2005.

(9) The Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. After taking such voluntary waivers or reimbursements into account, total expenses would have been ___%.

(10) The Fund's adviser has agreed to pay other expenses, to the extent they exceed ___% of the Nasdaq-100 Index and MidCap 400 Index Portfolios and ___% of the Russell 2000 Small Cap Index Portfolio.


(11) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.


(12) The Portfolio's manager has agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other
T. Rowe Price portfolios. The ___% reflects 0.02% of average net asset expenses permanently waived.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1
     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     EXAMPLE 2
     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____

     EXAMPLE 3
     The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     EXAMPLE 4
     The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    -----------------------------------------
                    $   ____   $   ____   $   ____   $   ____


     (1) Selection of an annuity payment period with a duration greater than five years would result in a lower one-year expense figure. Alternatively, selection of an annuity payment period with a duration of less than five years may result in higher one-, three- and five-year expense figures.

CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 90 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:

           - "nonparticipating" because you do not share in the Company's surplus or profits, and

           - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

           -   premiums paid, or

           - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.") Premiums greater than $1,000,000 are subject to Company approval.

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

           - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

           - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

           - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

           - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

           - The Company waives fees for the first twelve transfers during a Contract Year.

           - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant's age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

           (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

           (2) the Accumulated Value; or

           (3) the Performance Enhanced Death Benefit (PEDB) amount.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

     See "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales CHARGE)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").

                    CONTRACT YEAR IN WHICH   CHARGE AS A PERCENTAGE OF
                       WITHDRAWAL OCCURS          AMOUNT WITHDRAWN
                    --------------------------------------------------
                               1                         7%
                               2                         6
                               3                         5
                               4                         4
                               5                         3
                               6                         2
                          7 and after                    0

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

           -   with an initial premium payment of $50,000 or greater, or

           - if the Accumulated Value is $50,000 or greater on your most recent prior Contract Anniversary.

     We may terminate this waiver at any time.

     TRANSFER PROCESSING FEE. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25.)

     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INCREMENTAL DEATH BENEFIT RIDER. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). See "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider."

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

           -   under a payment option, or

           -   in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

FARM BUREAU LIFE INSURANCE COMPANY

     The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. One hundred percent of our outstanding voting shares are owned by FBL Financial Group, Inc., of which Iowa Farm Bureau Federation owned 55.42% of the outstanding voting stock at December 31, 2003. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

IOWA FARM BUREAU FEDERATION

     Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are country Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

FARM BUREAU LIFE ANNUITY ACCOUNT

     On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

           -   will receive and invest premiums paid to it under the Contract;

           - will receive and invest premiums for other variable annuity contracts we issue;

           - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS

     There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                      -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund                     -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:     -  This Portfolio primarily seeks long-term capital growth, consistent
Appreciation Portfolio--Initial          with the preservation of capital; current income is a secondary
Share Class                              investment objective. The Portfolio invests in common stocks focusing on blue chip companies with total market values of more than $5 billion at the time of purchase, including multi-national companies.

Dreyfus Variable Investment Fund:     -  This Portfolio seeks to maximize capital appreciation. To pursue
Developing Leaders                       this goal, under normal circumstances, the Portfolio invests
Portfolio--Initial Share Class           primarily in small cap companies. Small Cap companies are defined as those with total market values of less than $2 billion at the time of purchase. The Portfolio seeks companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.

Dreyfus Variable Investment Fund:     -  This Portfolio seeks to provide investment returns (consists of
Disciplined Stock                        capital appreciation and income) that are greater than the total
Portfolio--Initial Share Class           return of stocks, as represented by the Standard & Poor's 500
                                         Composite Stock Price Index. The Portfolio normally invests at least 80% of its assets in stocks chosen through a disciplined investment process to create a blended portfolio of growth and value stocks.

Dreyfus Variable Investment Fund:     -  This Portfolio seeks to provide long-term capital growth, current
Growth and Income                        income and growth of income, consistent with reasonable investment
Portfolio--Initial Share Class           risk. To pursue this goal, the Portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:     -  This Portfolio seeks capital growth. To pursue this goal, the
International Equity                     Portfolio invests in growth stocks of foreign companies. Normally,
Portfolio--Initial Share Class           the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Socially Responsible Growth   -  This Fund seeks to provide capital growth; current income is a
Fund, Inc.--Service Share Class          secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                   -  This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio             -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor's or Aaa, Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio                     -  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio                -  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER
                                         INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
                                         OR ANY GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE
                                         PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
                                         $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE
                                         YIELD OF A MONEY MARKET SUBACCOUNT MAY ALSO BECOME EXTREMELY LOW
                                         AND POSSIBLY NEGATIVE.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Strategic Yield Portfolio             -  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing
                                         securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The
                                         Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's
                                         Investors Service, Inc. and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds).
                                         AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY
                                         FINANCIAL RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                         AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")

Value Growth Portfolio                -  This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace.
                                         Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)            -  This Portfolio seeks long-term capital appreciation. The Portfolio
Portfolio                                nomally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio         -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income          -  This Portfolio seeks high total return through a combination of
Portfolio                                current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income Portfolio    -  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio      -  This Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United
                                         States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P 500.

Fidelity VIP Mid Cap Portfolio        -  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio       -  This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio's total assets will be invested in foreign securities. The Portfolio may also invest in U.S. issuers.

FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Cap and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund             -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in equity real estate investment trusts (REITs) with generally medium to small market
                                         capitalizations, and in companies that derive at least half of their assets or revenues from the ownership, construction, management, or sale of residential, commercial or industrial real estate.

Franklin Small Cap Fund               -  This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small
                                         capitalization companies. For this Fund, small cap companies are those with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the
                                         Russell 2000(R) Index, whichever is greater, at the time of purchase.

Franklin Small Cap Value Securities   -  This Fund seeks long-term total return. The Fund normally invests
Fund                                     at least 80% of its net assets in investments of small
                                         capitalization companies. For this Fund, small cap companies are those with market cap values not exceeding $2.5 billion at the time of purchase. The Fund invests in small companies that the Fund's manager believes are undervalued.

Franklin U.S. Government Fund         -  This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, primarily fixed and variable rate mortgage-backed securities.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund         -  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund      -  This Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio      -  This Portfolio seeks growth from capital appreciation by investing at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company Portfolio      -  This Portfolio seeks to provide high total return by investing at least 80% of the value of its assets in small U.S. companies whose market capitalizations are equal to those within the universe of the S&P SmallCap 600 Index stocks.

SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio            -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the
                                         NASDAQ-100 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the NASDAQ-100 Index.

Russell 2000 Small Cap Index          -  This Portfolio seeks investment results that correspond to the
Portfolio                                investment performance of U.S. common stocks, as represented by the
                                         Russell 2000 Index. The Portfolio will attempt to achieve,in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index.

S&P MidCap 400 Index Portfolio        -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                         between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Equity Income Portfolio               -  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in
                                         dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*             -  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's Mid-Cap 400
                                         Index or the Russell Mid-Cap Growth Index.

                                         *THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE AS AN
                                         INVESTMENT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2004.

New America Growth Portfolio          -  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new America".

Personal Strategy Balanced            -  This Portfolio seeks the highest total return over time consistent
Portfolio                                with an emphasis on both capital appreciation and income. The
                                         Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30%
                                         bonds and 10% money market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
International Stock Portfolio         -  This Portfolio seeks to provide capital appreciation through investments primarily in established companies based outside the
                                         United States.

     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

           - operate the Account as a management investment company under the 1940 Act,

           - deregister the Account under that Act in the event such registration is no longer required, or

           -   combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), a broker-dealer having a selling agreement with EquiTrust Marketing or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 90 for Annuitants.

     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

           -   premiums paid, or

           - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m.central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (Each investment percentage must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

           - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

           - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

           - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.

           - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

           - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

           -   any premiums paid, and

           - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

           -   any amounts withdrawn,

           -   applicable charges assessed, and

           - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

           (a) is the net result of:

                    1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                    2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

                    3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

                    4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                    5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

           (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

           - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

           - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

           - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

           - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

           - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

               We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central tiime that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

           - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.


     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service.

     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS


     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

           -   The minimum amount which you may partially withdraw is $500.

           - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

     Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Home Office.

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

           -   under a payment option, or

           -   in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

           - Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

           - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

           - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided.

           - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

           - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

           - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

     CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

           - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the

     Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

           - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

           - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

           - This feature is free and is not considered in the twelve free transfers during a Contract Year.

           - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

           -   The minimum amount of each transfer is $100.

           - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the
               T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

           - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

           - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

           - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

           - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

           - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

           - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

           -   The minimum amount which you may withdraw is $100.

           - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

           - After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

           - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

           - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

           - You may change the amount and frequency upon written request to our Home Office.

           - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

     The surviving Owners or new Owners are afforded the following options:

           If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

                    (a) the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                    (b) the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

           - the sum of the premiums paid, less the sum of all partial withdrawl reductions (defined below) (including applicable surrender charges);

           -   the Accumulated Value; or

           -   the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

           - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

           -   the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

           (a) is the death benefit immediately prior to withdrawal;

           (b) is the amount of the partial withdrawal (including applicable surrender charges); and

           (c) is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

           - payments under the option begin within 1 year of the Annuitant's death, and

           - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.

     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract's Accumulated Value on each Contract Anniversary (0.30% of your Contract's Accumulated Value for Annuitants with an issue age of 66-75) (see "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider"). This rider may not be available under certain Qualified Contracts.

     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

           (a) is the Accumulated Value; and

           (b) is the sum of all premium payments less the sum of all partial withdrawal.

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.

                             TOTAL
                           PREMIUMS    ACCUMULATED                                 INCREMENTAL
               DATE          PAID         VALUE         GAIN      DEATH BENEFIT   DEATH BENEFIT
               --------------------------------------------------------------------------------
               5/1/2005   $  100,000   $   100,000   $        0   $     100,000   $           0
               5/1/2025   $  100,000   $   450,000   $  350,000   $     450,000   $      50,000

     If we receive Due Proof of Death on May 1, 2025, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

PROCEEDS ON THE RETIREMENT DATE

     You select the Retirement Date. For Non-Qualified Contracts, the Retirement Date may not be after the later of the Annuitant's age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date must be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

     On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENTS OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

           - we must receive a Written Notice at the Home Office at least 30 days before the current Retirement Date;

           - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

           - the requested Retirement Date must be no later than the Annuitant's 99th birthday or any earlier date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

           - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

           - the SEC permits by an order the postponement for the protection of Owners; or

           - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

ELECTRONIC TRANSACTIONS

     You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

     We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney's fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

           - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

           - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

           -   necessary to reflect a change in the operation of the Account; or

           - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN THE STATE OF UTAH.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

     You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

           - amounts allocated and transferred to the Declared Interest Option, plus

           -   interest credited, less

           -   amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

                    CONTRACT YEAR IN WHICH   CHARGE AS PERCENTAGE
                       WITHDRAWAL OCCURS      OF AMOUNT WITHDRAWN
                    ---------------------------------------------
                               1                       7%
                               2                       6
                               3                       5
                               4                       4
                               5                       3
                               6                       2
                          7 and after                  0

       If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

       If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

       AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:

           -   with an initial premium payment of $50,000 or greater, or

           - if the Accumulated Value is $50,000 or greater on your Contract Anniversary.

     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INCREMENTAL DEATH BENEFIT RIDER

     We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Account(TM) ("LTA"). The LTA is similar to a checking account, except it is not FDIC insured, but is backed by the claims paying ability of the Company. The LTA is part of our general account and is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the
     LTA).

     Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.

DESCRIPTION OF PAYMENT OPTIONS

     Fixed Payment Options:

     OPTION A--PROCEEDS LEFT AT INTEREST. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION B--PAYMENT FOR A DESIGNATED NUMBER OF YEARS. The proceeds are paid in equal installments for a fixed number of years.

     OPTION C--PAYMENT OF LIFE INCOME. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION D--PAYMENT OF A DESIGNATED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     Variable Payment Options:

     OPTION I--PAYMENT OF LIFE INCOME. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION II--PAYMENT OF JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in varying installments while one or both payees live.

     Alternate Payment Options:

     The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

     We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Home Office.

     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

           -   the form and duration of the payment option chosen;

           -   the payee's age and sex;

           - the amount of proceeds applied to purchase the fixed annuity payments, and

           -   the applicable annuity purchase rates.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

     We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

           (1) the total proceeds would be less than $2,000;

           (2) the amount of each payment would be less than $20; or

           (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.

     Under Option A, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

     By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and
     D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. We do not allow a full surrender or partial withdrawals under fixed payment option C.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

           -   the dollar amount of proceeds being applied to a payment option;

           -   the payment option selected;

           -   the age and sex of the Annuitant; and

           - the assumed interest rate used in the variable payment option tables (4% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

           (a) is the annuity unit value for the immediately preceding Valuation Period;

           (b) is the net investment factor for that Valuation Period (described below); and

           (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

           (x) is the net result of:

               1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

               2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

               3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

               4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

           (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

           (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:

           (1) refuse the election of a payment option if total proceeds are less than $2,500;

           (2) refuse to make payments of less than $50 each; or

           (3) make payments at less frequent intervals if payments will be less than $50 each.

     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

     VARIABLE PAYMENT OPTIONS--SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m.central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

     We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

           - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

           -   receiving distributions from a Qualified Contract

     in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

           - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

           - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

           - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

           - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

           -   the Contract is issued in connection with certain Qualified
               Plans;

           - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

           - the Contract is used in connection with a structured settlement agreement; or

           - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

           - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

           - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

           -   made on or after the taxpayer reaches age 591/2;

           - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

           -   attributable to the taxpayer becoming disabled;

           - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

           - made under certain annuities issued in connection with structured settlement agreements;

           - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

           - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 591/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

           -   a transfer of ownership of a Contract,

           - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

           -   the selection of certain Retirement Dates, or

           -   the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agree to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

           -   contributions in excess of specified limits;

           - distributions prior to age 59 1/2 (subject to certain exceptions);

           - distributions that do not conform to specified commencement and minimum distribution rules; and

           -   other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

           -   before age 59 1/2 (subject to certain exceptions), or

           - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

           - elective contributions made in years beginning after December 31, 1988;

           -   earnings on those contributions; and

           - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

           -   death of the employee,

           -   attainment of age 59 1/2,

           -   severance of employment,

           -   disability, or

           -   financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

     EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund, Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. EquiTrust Marketing also receives annual compensation of $100 per registered representative for acting as principal underwriter.

     We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing's registered representatives may also receive commission overrides of up to 30% of the registered representatives' commissions. We also pay other distribution expenses such as production incentive bonuses, agents' insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."

     EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent's insurance and pension benefits, agency expense allowances, advertising expenses; and all other expenses of distributing the Contracts.

     Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners of the Variable Accounts.

     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

     To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

     The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS


     The audited consolidated balance sheets of the Company as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information.

     Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information.


     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

        WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


        HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: ___%, ___%, ___%, ___%, and ___%. Net of all expenses, these constant returns are: ___%, ___%, ___%, ___%, and ___%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of ___% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.

     EXPENSES AND RETURN ASSUMPTIONS TO BE UPDATED BY AMENDMENT


     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON A HYPOTHETICAL PAYMENT OPTION AGREEMENT AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."

        ASSUMPTIONS ON WHICH THE HYPOTHETICAL PAYMENT OPTION AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

           -   The hypothetical Contract is a Non-Qualified Contract

           - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

           - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


           - The single Subaccount has annual constant rates of return before fees and expenses of ___%, ___%, ___%, ___%, and ___%

           -   Assumed Interest Rate is 4% per year

           -   The payee elects to receive monthly variable annuity payments

           - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

        ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

        THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

           -   the amount of proceeds applied

           -   the annuity payment option selected

           - the annuity purchase rates in the supplemental agreement on the effective date

           - the Assumed Interest Rate under the supplemental agreement on the effective date

           -   the age of the payee

           -   in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS


MONTHLY PAYMENT FIGURES TO BE UPDATED BY AMENDMENT


CONTRACT      0.00% GROSS   3.04% GROSS  6.07% GROSS   9.04% GROSS  12.00% GROSS
YEAR          -2.07% NET     0.97% NET    4.00% NET     6.97% NET     9.93% NET
--------------------------------------------------------------------------------
1                 1,000        1,000        1,000         1,000         1,000
2                   942          971        1,000         1,029         1,057
3                   887          943        1,000         1,058         1,117
4                   835          915        1,000         1,088         1,181
5                   786          888        1,000         1,119         1,248
6                   740          863        1,000         1,151         1,320
7                   697          837        1,000         1,184         1,395
8                   656          813        1,000         1,218         1,474
9                   618          789        1,000         1,253         1,558
10                  582          766        1,000         1,288         1,647
11                  548          744        1,000         1,325         1,741
12                  516          722        1,000         1,363         1,840
13                  486          701        1,000         1,402         1,945
14                  458          681        1,000         1,442         2,056
15                  431          661        1,000         1,483         2,174
16                  406          642        1,000         1,526         2,297
17                  382          623        1,000         1,569         2,428
18                  360          605        1,000         1,614         2,567
19                  339          587        1,000         1,660         2,713
20                  319          570        1,000         1,707         2,868
21                  300          554        1,000         1,756         3,032
22                  283          537        1,000         1,806         3,204
23                  266          522        1,000         1,858         3,387
24                  251          507        1,000         1,911         3,580
25                  236          492        1,000         1,966         3,784

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the year ended December 31, 2004.



                                                             ACCUMULATION      ACCUMULATION
                                                             UNIT VALUE AT     UNIT VALUE AT  NUMBER OF UNITS AT
SUBACCOUNT                                                 BEGINNING OF YEAR    END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------------------------------
Blue Chip
  2002                                                        $ 18.042608       $ 17.427981     1,607,819.126576
  2003                                                          17.427981         21.637114     1,577,466.577893
  2004

High Grade Bond
  2002                                                          16.349482         16.711995       852,596.616078
  2003                                                          16.711995         17.402442       861,472.193432
  2004

Managed
  2002                                                          16.169527         16.593129     1,313,017.993112
  2003                                                          16.593129         20.114070     1,329,756.309732
  2004

Money Market
  2002                                                          13.169527         13.159560       305,120.304765
  2003                                                          13.159560         13.065095       193,303.117202
  2004

Strategic Yield
  2002                                                          16.032578         16.095720       680,587.396395
  2003                                                          16.095720         17.800216       698,444.986022
  2004

Value Growth
  2002                                                          10.707058         10.673679     1,295,612.634199
  2003                                                          10.673679         13.777277     1,258,082.115374
  2004

Contrafund
  2002                                                           8.462573          8.217540       972,461.894169
  2003                                                           8.217540         10.427766     1,049,617.411556
  2004

Growth
  2002                                                           6.538470          6.185970     1,768,489.318774
  2003                                                           6.185970          8.117079     1,882,273.086445
  2004

Fidelity Growth & Income
  2002                                                           7.406093          7.221656       627,135.214898
  2003                                                           7.221656          8.828510       692,289.091289
  2004

                                                             ACCUMULATION      ACCUMULATION
                                                             UNIT VALUE AT     UNIT VALUE AT  NUMBER OF UNITS AT
SUBACCOUNT                                                 BEGINNING OF YEAR    END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------------------------------
High Income
  2002                                                           9.730637         10.456055        52,502.703315
  2003                                                          10.456055         13.091299        93,420.697271
  2004

Index 500
  2002                                                           6.849657          6.576322     1,356,320.597224
  2003                                                           6.576322          8.340797     1,521,137.893934
  2004

Mid Cap
  2002                                                           9.762224          9.417710       124.984.523800
  2003                                                           9.417710          12.861559      203,388.626202
  2004

Overseas
  2002                                                           6.967130           6.417476      369,657.888531
  2003                                                           6.417476           9.087609      398,538.394106
  2004

Equity Income
  2002                                                           9.312397           9.060531      278,784.326860
  2003                                                           9.060531          11.231309      399,555.250686
  2004

International Stock
  2002                                                           6.611415           6.354290      226,602.990441
  2003                                                           6.354290           8.191659      241,382.835825
  2004

Mid-Cap Growth
  2002                                                           9.644718           9.452791      655,865.050521
  2003                                                           9.452791          12.922058      700,657.785217
  2004

New America Growth
  2002                                                           5.929945           5.810834      454,992.990023
  2003                                                           5.810834           7.754698      512,697.650692
  2004

Personal Strategy Balanced
  2002                                                           9.454421           9.346948      866,024.053175
  2003                                                           9.346948          11.522164      958,928.619520
  2004

VP Ultra
  2002                                                           8.902751           8.336414       45,744.197491
  2003                                                           8.336414          10.284170       93,840.883825
  2004

VP Vista
  2002                                                           8.771194           8.042978       25,706.455981
  2003                                                           8.042978          11.298745       50,074.912684
  2004

                                                             ACCUMULATION      ACCUMULATION
                                                             UNIT VALUE AT     UNIT VALUE AT  NUMBER OF UNITS AT
SUBACCOUNT                                                 BEGINNING OF YEAR    END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------------------------------
Appreciation
  2002                                                           9.131583          8.673357        51,576.288092
  2003                                                           8.673357         10.379911       120,858.798892
  2004

Developing Leaders
  2002                                                           9.424087          8.996053        79,879.120887
  2003                                                           8.996053         11.702012       141,920.940605
  2004

Disciplined Stock
  2002                                                           8.516425          7.997696        14,290.611341
  2003                                                           7.997696          9.757912        30,418.181632
  2004

Dreyfus Growth and Income
  2002                                                           8.260440          7.899624        44,355.620464
  2003                                                           7.899624          9.875674        86,669.940919
  2004

International Equity
  2002                                                           9.656457          9.007166        15,471.276510
  2003                                                           9.007166         12.712747        31,202.543437
  2004

Socially Responsible Growth
  2002                                                           7.983029          7.451791        19,331.740742
  2003                                                           7.451791          9.255543        32,198.852724
  2004

Franklin Real Estate(1)
  2003                                                          10.000000         12.267727        30,826.130840
  2004

Franklin Small Cap
  2002                                                           8.129882         10.260403        62,358.293636
  2003                                                          10.260406         11.036212        83,187.770206
  2004

Small Cap Value Securities
  2002                                                          10.411033          8.140753        43,007.319942
  2003                                                          10.260403         13.390742        86,583.147159
  2004

US Government
  2002                                                          10.513845         10.724146       170,609.335566
  2003                                                          10.724146         10.826393       250,010.737575
  2004

                                                             ACCUMULATION      ACCUMULATION
                                                             UNIT VALUE AT     UNIT VALUE AT  NUMBER OF UNITS AT
SUBACCOUNT                                                 BEGINNING OF YEAR    END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities
  2002                                                           9.409493          9.119383        72,114.962721
  2003                                                           9.119383         11.272950       111,246.998274
  2004

Growth Securities
  2002                                                           9.434426          8.705828        68,682.396135
  2003                                                           8.705828         11.361998       119,581.369688
  2004

Mid-Cap Value
  2002                                                           9.762224         10.725810        84,579.377796
  2003                                                          10.725810         13.733442       133,043.227094
  2004

Small Company
  2002                                                           9.302363          8.885050        27,272.135339
  2003                                                           8.885050         11.934221        52,086.049976
  2004

Nasdaq-100 Index
  2002                                                           8.229573          8.418052       113,052.642227
  2003                                                           8.418052         12.359273       239,917.950255
  2004

Russell 2000 Small Cap Index
  2002                                                           9.838518          9.546605        87,644.353676
  2003                                                           9.546605         13.788526       174,050.430941
  2004

S&P MidCap 400 Index
  2002                                                          10.412085         10.017150       140,545.206010
  2003                                                          10.017150         13.332427       249,852.732391
  2004


  (1) Available May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
ADDITIONAL CONTRACT PROVISIONS                                                      1
       The Contract                                                                 1
       Incontestability                                                             1
       Misstatement of Age or Sex                                                   1
       Non-participation                                                            1
CALCULATION OF YIELDS AND TOTAL RETURNS                                             1
       Money Market Subaccount Yields                                               1
       Other Subaccount Yields                                                      2
       Average Annual Total Returns                                                 3
       Other Total Returns                                                          4
       Effect of the Administrative Charge on Performance Data                      4
DISTRIBUTION OF THE CONTRACTS                                                       4
LEGAL MATTERS                                                                       5
EXPERTS                                                                             5
OTHER INFORMATION                                                                   5
FINANCIAL STATEMENTS                                                                6


                                     SAI-TOC

                              TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name
    ----------------------------------------------------------------------------

Address
        ------------------------------------------------------------------------

City, State, Zip
                 ---------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY

                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.


                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
ADDITIONAL CONTRACT PROVISIONS                                                      1
       The Contract                                                                 1
       Incontestability                                                             1
       Misstatement of Age or Sex                                                   1
       Nonparticipation                                                             1
CALCULATION OF YIELDS AND TOTAL RETURNS                                             1
       Money Market Subaccount Yields                                               1
       Other Subaccount Yields                                                      2
       Average Annual Total Returns                                                 3
       Other Total Returns                                                          4
       Effect of the Administrative Charge On Performance Data                      4
DISTRIBUTION OF THE CONTRACTS                                                       4
LEGAL MATTERS                                                                       5
EXPERTS                                                                             5
OTHER INFORMATION                                                                   5
FINANCIAL STATEMENTS                                                                6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the basic Contract, the application, any supplemental applications, and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

NONPARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:

           - net income from the Investment Option attributable to the hypothetical account; and

           - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:

           -   the annual administrative charge and

           -   the mortality and expense risk charge.

     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

           Current Yield = ((NCS - ES)/UV) X (365/7)

           Where:

           NCS = the net change in the value of the Investment Option
                 (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

           ES = per unit expenses attributable to the hypothetical account for the seven-day period.

           UV =  the unit value for the first day of the seven-day period.

           Effective Yield = (1 + ((NCS - ES)/UV)) (TO THE POWER OF 365/7) - 1

           Where:

           NCS = the net change in the value of the Investment Option
                 (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

           ES = per unit expenses attributable to the hypothetical account for the seven-day period.

           UV =  the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

           -   changes in interest rates on money market securities,

           -   the average portfolio maturity of the Money Market Investment
               Option,

           - the quality of portfolio securities held by this Investment Option, and

           -   the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

     The yield is computed by:

           1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by

           2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

           3)  compounding that yield for a six-month period; and by

           4)  multiplying that result by 2.

     The annual administrative charge (deducted at the beginning of each Contract Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

           Yield = 2 X ((((NI - ES)/(U X UV)) + 1) (TO THE POWER OF 6) - 1)

           Where:

           NI = net investment income of the Investment Option for the 30-day or one-month period attributable to the subaccount's units.

           ES =  expenses of the subaccount for the 30-day or one-month period.

           U  =  the average number of units outstanding.

           UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

           TR =  (ERV/P)(TO THE POWER OF 1/N) - 1

           Where:

           TR = the average annual total return net of subaccount recurring charges.

           ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

           P   = a hypothetical initial payment of $1,000.

           N   = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

           CTR = (ERV/P) - 1

           Where:

           CTR = The cumulative total return net of subaccount recurring charges for the period.

           ERV = The ending redeemable value of the hypothetical investment at the end of the period.

           P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

     EquiTrust Marketing Services, LLC ("EquiTrust Marketing") is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.


                                                     AGGREGATE AMOUNT OF
                                                     COMMISSIONS RETAINED
                           AGGREGATE AMOUNT OF       BY EQUITRUST MARKETING
                            COMMISSION PAID TO       AFTER PAYMENTS TO ITS
          FISCAL YEAR     TO EQUITRUST MARKETING*  REGISTERED REPRESENTATIVES
          -------------------------------------------------------------------
              2003                1,602,458                  0
              2004


     * Includes sales compensation paid to registered representatives of EquiTrust Marketing.

     EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts. EquiTrust Marketing also receives annual compensation of $100 per registered representative for acting as principal underwriter.

LEGAL MATTERS

     All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Account's statements of assets and liabilities as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2004 and 2003 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

 (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.(7)
    (2)    Financial Statements Schedules I, III, IV.(7)

           Schedule I--Summary of Investments
           Schedule III--Supplementary Insurance Information
           Schedule IV--Reinsurance

All required financial statements are included in Part B.

 (b)  Exhibits
      (1) Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the "Company") establishing Farm Bureau Life Annuity Account (the "Account").(1)
      (2) Not Applicable.
      (3) (a) Underwriting Agreement.(3)
          (b) Paying Agent Agreement.(3)
      (4) (a) Contract Form.(6)
          (b) Variable Settlement Agreement.(5)
          (c) Incremental Death Benefit Rider.(5)
      (5) (a) Contract Application.(5)
          (b) Suitability Supplement.(5)
      (6) (a) Articles of Incorporation of the Company.(1)
          (b) By-Laws of the Company.(1)
      (7)  Not Applicable.
      (8) (a) Participation agreement relating to EquiTrust Variable
              Insurance Series Fund.(1)
          (b)(1) Participation agreement relating to Fidelity Variable Insurance Products Fund.(2)
          (b)(1)(a) Amended Schedule to Participation Agreement.(4)
          (b)(2) Participation agreement relating to Fidelity Variable Insurance Products Fund II.(2)
          (b)(2)(a) Amended Schedule to Participation Agreement.(4)
          (b)(3) Participation agreement relating to Fidelity Variable Insurance Products Fund III.(2)
          (b)(3)(a) Amended Schedule to Participation Agreement.(4)
          (b)(4) Service Contract.(4)
          (c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)
          (c)(1) Amended Schedule to Participation Agreement.(4)
          (d) Participation agreement relating to American Century Funds.(4)
          (e) Participation agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)
          (e)(1) Form of Amended Schedule to Participation Agreement.(4)
          (f) Participation agreement relating to Franklin Templeton Funds.(4)
          (g) Participation agreement relating to JP Morgan Series Trust II.(4)
          (h) Participation agreement relating to Summit Pinnacle Series.(4)

      (9) Opinion and Consent of Stephen M. Morain, Esquire.(8)

      (10)(a) Consent of Sutherland Asbill & Brennan LLP.(8)
          (b) Consent of Ernst & Young LLP.(8)
          (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(8)

      (11) Not Applicable.
      (12) Not Applicable.
      (13) Not Applicable.
      (14) Powers of Attorney.(7)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5) Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 28, 2004.

(8) To be filed by Amendment.


ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------
Eric K. Aasmundstad                         Director

Steve L. Baccus                             Director

William C. Bruins                           Director

Al Christopherson                           Director

Alan L. Foutz                               Director

Philip A. Hemesath                          Director

Karen J. Henry                              Director

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
----------------------------------------------------------------------------------------------------
Craig D. Hill                               Director

Leland J. Hogan                             Director

Daniel L. Johnson                           Director

Richard G. Kjerstad                         Director

G. Steven Kouplen                           Director

David L. McClure                            Director

Charles E. Norris                           Director

Keith R. Olsen                              Director

Frank S. Priestley                          Director

Kevin G. Rogers                             Director

Scott E. VanderWal                          Director

Michael S. White                            Director

Craig A. Lang                               President and Director

William J. Oddy                             Chief Executive Officer

Jerry C. Downin                             Senior Vice President and Secretary--Treasurer

Stephen M. Morain                           Senior Vice President and General Counsel

JoAnn Rumelhart                             Executive Vice President

James W. Noyce                              Chief Financial Officer and Chief Administrative Officer

John M. Paule                               Chief Marketing Officer

James P. Brannen                            Vice President-Finance

Douglas W. Gumm                             Vice President--Information Technology

Barbara J. Moore                            Vice President

Lou Ann Sandburg                            Vice President--Investments and Assistant Treasurer

David T. Sebastian                          Vice President--Sales

John E. Tatum                               Vice President

Bruce A. Trost                              Vice President

Dale Chuha                                  Vice President--Business Relationships

Bob Gray                                    Vice President--Agency Development and Training

Paul Grinvalds                              Vice President--Life Administration

David A. McNeill                            Vice President--Assistant General Counsel--Life

Dennis M. Marker                            Vice President--Investment Administration

James M. Mincks                             Vice President--Human Resources

James A. Pugh                               Vice President--Assistant General Counsel

Roland Schobert                             Vice President--Agency

Don Seibel                                  Vice President--Accounting

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
---------------------------------------------------------------------------------------------------------------------
Scott Shuck                                 Vice President--Marketing Services

Robert A. Simons                            Vice President--Assistant General Counsel--Securities

Jim Streck                                  Vice President--Life Underwriting/Issue/Alliance Administration

Lynn E. Wilson                              Vice President--Life Sales

Jerry Banaka                                Operations Vice President--MRO

Laura Beebe                                 Securities Vice President

Christopher G. Daniels                      Life Product Development and Pricing Vice President, Illustration Actuary

Jim Dawson                                  Regional Sales Vice President

Rich Duryea                                 Regional Sales Vice President

Charles T. Happel                           Securities Vice President

Ronnie G. Lee                               Regional Sales Vice President

Randy McCracken                             Regional Sales Vice President

John F. Mottet                              Regional Sales Vice President

Kip Peters                                  Enterprise Information Protection Vice President

Robert J. Rummelhart                        Investment Vice President

Jan Sewright                                Insurance Accounting Vice President

Douglas V. Shelton                          Tax and Benefits Vice President

Roger PJ Soener                             Investment Vice President, Real Estate

Ronald R. Tyron                             Vice President

Blake D. Weber                              Sales Services Vice President

Cyrus S. Winters                            Agency Administration Vice President

Rod Bubke                                   Life Financial Vice President and Appointed Actuary


     * The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                            FBL-FINANCIAL GROPU, INC.
                                 OWNERSHIP CHART
                                    01/01/02

                                                                        --------------
                                                                       | FBL Financial|
                                                                       |  Group, Inc. |
                                                                       |   (an Iowa   |
                                                                       | corporation) |
                                                                        -----|--------
                                                                             |
        |------------------|------------------|------------------|-----------|
--------|--------  --------|--------  --------|--------  --------|--------
|   EquiTrust   |  |  Farm Bureau  |  |               |  |      FBL      |
|Life Insurance |  |Life Insurance |  | FBL Financial |  |   Financial   |
|    Company    |  |    Company    |  | Group Capital |  |Services, Inc. |
|   (an Iowa    |  |   (an Iowa    |  |     Trust     |  |   (an Iowa    |
| corporation)  |  | corporation)  |  |(a wholly-owned|  | corporation)  |
|(a wholly-owned|  |(a wholly-owned|  |  subsidiary)  |  |(a wholly-owned|
|  subsidiary)  |  |  subsidiary)  |  |               |  |  subsidiary)  |
-----------------  --------|--------  -----------------  --------|--------
                           |                                     |
                   --------|--------                             |
                   |      FBL      |                             |
                   |  Real Estate  |                             |
                   |Ventures, Ltd. |                             |
                   |   (an Iowa    |                             |
                   | corporation)  |                             |
                   |(a wholly-owned|                             |
                   |  subsidiary)  |                             |
                   -----------------                             |
                                                                 ------------------------------------------------------------------
                                                       ----------|------  --------|--------  --------|-----------  -------|--------
                                                       |      FBL      |  |   EquiTrust   |  |    EquiTrust     |  |   EquiTrust   |
                                                       |    Leasing    |  |  Investment   |  |    Marketing     |  |   Assigned    |
                                                       |Services, Inc. |  |  Management   |  |  Services, LLC   |  |    Benefit    |
                                                       |   (an Iowa    |  |Services, Inc. |  |   (a Delaware    |  |    Company    |
                                                       | corporation)  |  |  (a Delaware  |  |limited liability |  |   (an Iowa    |
                                                       |(a wholly-owned|  | corporation)  |  |    company)      |  | corporation)  |
                                                       |  subsidiary)  |  |(a wholly-owned|  | (a wholly-owned  |  |(a wholly-owned|
                                                       |               |  |  subsidiary)  |  |   subsidiary)    |  |  subsidiary)  |
                                                       -----------------  --------|--------  --------------------  -----------------
                                                       ----------|----------------|------------------|----------
                                                       |     EquiTrust    |  |  EquiTrust |  |    EquiTrust    |
                                                       | Series Fund, Inc.|  |Money Market|  |  Variable Ins   |
                                                       |    (a Maryland   |  |    Fund    |  |   Series Fund   |
                                                       |   corporation)   |  | (a Maryland|  |(a Massachusetts |
                                                       |                  |  |corporation)|  | business trust) |
                                                       --------------------  --------------  -------------------

                        ------------ Management Agreement

ITEM 27. NUMBER OF CONTRACT OWNERS


As of _______, 2005, there were _____ Owners.


ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------------------
David T. Sebastian                          President and Manager

William J. Oddy                             Chief Executive Officer and Manager

James P. Brannen                            Chief Financial Officer and Manager

Jo Ann Rumelhart                            Executive Vice President and Manager

Stephen M. Morain                           Senior Vice President, General Counsel and Manager

James W. Noyce                              Chief Administrative Officer, Treasurer and Manager

John M. Paule                               Chief Marketing Officer and Manager

Lou Ann Sandburg                            Vice President--Investments, Assistant Treasurer and Manager

Dennis M. Marker                            Chief Compliance Officer, Vice President--Investment Administration
                                            and Manager

Robert A. Simons                            Assistant General Counsel, Securities

Kristi Rojohn                               Investment Compliance Vice President and Secretary

Julie M. McGonegle                          Investment Product Vice President

Deborah K. Peters                           Director, Broker/Dealer Compliance and Market Conduct

Rob Ruisch                                  Mutual Fund Accounting Director

Barbara A. Bennett                          Director, Treasury Services

Larry J. Patterson                          Vice President

Thomas J. Faulconer                         Indiana OSJ Principal

Karen Garza                                 Assistant Secretary

Rebecca Howe                                Assistant Secretary

Jennifer Morgan                             Assistant Secretary

Jodi Winslow                                Assistant Secretary


     * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                          NET UNDERWRITING
NAME OF PRINCIPAL           DISCOUNTS AND         COMPENSATION ON           BROKERAGE
UNDERWRITER                  COMMISSIONS            REDEMPTION             COMMISSION             COMPENSATION
-------------------------------------------------------------------------------------------------------------------
EquiTrust Marketing
Services, Inc.                 $________                NA                  $________               $________

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 17th day of February, 2005.


                                         FARM BUREAU LIFE INSURANCE COMPANY
                                         FARM BUREAU LIFE ANNUITY ACCOUNT

                                         By:          /s/ CRAIG A. LANG
                                              ----------------------------------
                                                         Craig A. Lang
                                                          PRESIDENT
                                             Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


                  SIGNATURE                              TITLE                           DATE
                  ---------                              -----                           ----
             /s/ CRAIG A. LANG                President and Director [Principal    February 17, 2005
-------------------------------------------     Executive Officer]
               Craig A. Lang

            /s/ JERRY C. DOWNIN               Senior Vice President
-------------------------------------------     and Secretary-Treasurer            February 17, 2005
              Jerry C. Downin                   [Principal Financial Officer]


            /s/ JAMES W. NOYCE                Chief Financial Officer              February 17, 2005
-------------------------------------------     [Principal Accounting Officer]
              James W. Noyce

                     *
-------------------------------------------
            Eric K. Aasmundstad               Director                             February 17, 2005

                     *
-------------------------------------------
              Steve L. Baccus                 Director                             February 17, 2005

                     *
-------------------------------------------
             William C. Bruins                Director                             February 17, 2005

                     *
-------------------------------------------
             Al Christopherson                Director                             February 17, 2005

                     *
-------------------------------------------
               Alan L. Foutz                  Director                             February 17, 2005

                     *
-------------------------------------------
            Philip A. Hemesath                Director                             February 17, 2005

                     *
-------------------------------------------
              Karen J. Henry                  Director                             February 17, 2005

                  SIGNATURE                              TITLE                           DATE
                  ---------                              -----                           ----
                     *
-------------------------------------------
               Craig D. Hill                        Director                       February 17, 2005

                     *
-------------------------------------------
              Leland J. Hogan                       Director                       February 17, 2005

                     *
-------------------------------------------
             Daniel L. Johnson                      Director                       February 17, 2005

                     *
-------------------------------------------
            Richard G. Kjerstad                     Director                       February 17, 2005

                     *
-------------------------------------------
             G. Steven Kouplen                      Director                       February 17, 2005

                     *
-------------------------------------------
             David L. McClure                       Director                       February 17, 2005

                     *
-------------------------------------------
             Charles E. Norris                      Director                       February 17, 2005

                     *
-------------------------------------------
              Keith R. Olsen                        Director                       February 17, 2005

                     *
-------------------------------------------
            Frank S. Priestley                      Director                       February 17, 2005

                     *
-------------------------------------------
              Kevin G. Rogers                       Director                       February 17, 2005


-------------------------------------------
            Scott E. VanderWal                      Director                       February 17, 2005

                     *
-------------------------------------------
                  Michael S. White                  Director                       February 17, 2005

*By:            /s/ STEPHEN M. MORAIN
      -------------------------------------
                  Stephen M. Morain
                  ATTORNEY-IN-FACT
            PURSUANT TO POWER OF ATTORNEY